UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year Ended:  December 31, 2011
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	02/14/12

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$115,881

List of Other Included Managers:		None



FORM 13F INFORMATION TABLE


TITLE

VALUE
SHRS OR
SH/

PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x
$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
A T & T
COM
00206R 10
2
2,026
66,985
SH

SOLE

66,985


Abbott Laboratories
COM
002824 10
0
2,526
44,915
SH

SOLE

44,915


American Electric Power Co., Inc.
COM
025537 10
1
1,772
42,890
SH

SOLE

42,890


Archer-Daniels-Midland Co.
COM
039483 10
2
1,385
48,440
SH

SOLE

48,440


BCE, Inc.
COM
05534B 76
0
2,514
60,320
SH

SOLE

60,320


CDN Imperial Bk of Commerce
COM
136069 10
1
1,966
27,170
SH

SOLE

27,170


Chevron Corp.
COM
166764 10
0
3,466
32,578
SH

SOLE

32,578


Cisco Systems, Inc.
COM
17275R 10
2
1,666
92,145
SH

SOLE

92,145


Guggenheim Multi-Asset Income
GUGG MULTI ASSET
18383M 50
6
7,981
390,260
SH

SOLE

390,260


Coca-Cola
COM
191216 10
0
2,109
30,147
SH

SOLE

30,147


ConocoPhillips
COM
20825C 10
4
2,736
37,540
SH

SOLE

37,540


Duke Energy Corporation
COM
26441C 10
5
1,529
69,495
SH

SOLE

69,495


Emerson Electric Co.
COM
291011 10
4
1,565
33,600
SH

SOLE

33,600


Ford Motor Co.
COM
345370 86
0
1,398
129,900
SH

SOLE

129,900


General Electric
COM
369604 10
3
3,339
186,430
SH

SOLE

186,430


Genuine Parts Co.
COM
372460 10
5
1,637
26,745
SH

SOLE

26,745


GlaxoSmithKline PLC
SPON ADR
37733W 10
5
2,663
58,365
SH

SOLE

58,365


Intel Corp.
COM
458140 10
0
2,803
115,594
SH

SOLE

115,594


International Business Machines
COM
459200 10
1
2,520
13,705
SH

SOLE

13,705


iShares MSCI Japan
MSCI JAPAN
464286 84
8
281
30,900
SH

SOLE

30,900


iShares DJ Select Dividend
DJ SEL DIV INX
464287 16
8
4,693
87,280
SH

SOLE

87,280


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287 24
2
14,053
123,530
SH

SOLE

123,530


iShares Barclays 20+ Yr T-Bond
BARCLYS 20+ YR
464287 43
2
8,696
71,720
SH

SOLE

71,720


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287 44
0
1,807
17,115
SH

SOLE

17,115


iShares S&P Europe 350 Index
S&P EURO PLUS
464287 86
1
287
8,510
SH

SOLE

8,510


Johnson & Johnson
COM
478160 10
4
2,080
31,720
SH

SOLE

31,720


Kimberly-Clark Corporation
COM
494368 10
3
2,198
29,880
SH

SOLE

29,880


Microsoft Corp.
COM
594918 10
4
2,357
90,805
SH

SOLE

90,805


Newmont Mining Corp
COM
651639 10
6
2,034
33,900
SH

SOLE

33,900


Northern Trust Corp
COM
665859 10
4
1,655
41,720
SH

SOLE

41,720


Novartis A G
SPONSORED ADR
66987V 10
9
1,635
28,600
SH

SOLE

28,600


Oracle Corp.
COM
68389X 10
5
1,186
46,240
SH

SOLE

46,240


Pfizer Inc.
COM
717081 10
3
2,776
128,296
SH

SOLE

128,296


Procter & Gamble Co.
COM
742718 10
9
2,715
40,700
SH

SOLE

40,700


Qualcomm Inc.
COM
747525 10
3
1,961
35,845
SH

SOLE

35,845


SPDR Gold Trust
GOLD SHS
78463V 10
7
5,769
37,958
SH

SOLE

37,958


Schlumberger LTD
COM
806857 10
8
1,992
29,165
SH

SOLE

29,165


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y 88
6
2,774
77,095
SH

SOLE

77,095


Teva Pharmaceutical Inds LTD
ADR
881624 20
9
1,608
39,830
SH

SOLE

39,830


Wal-Mart Stores Inc.
COM
931142 10
3
4,028
67,407
SH

SOLE

67,407


Zimmer Holdings Inc.
COM
98956P 10
2
1,694
31,715
SH

SOLE

31,715